Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Adviser Series
Prospectus Date	rr_ProspectusDate	Feb. 29, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes SDG Engagement Equity Fund

A Portfolio of Federated Hermes Adviser Series

CLASS A SHARES (TICKER FHEQX)
INSTITUTIONAL SHARES (TICKER FHESX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2020

Under the heading entitled "PERFORMANCE BAR CHART AND TABLE--Average Annual Total Return Table" please delete the table and replace it with the following:

"(For the Periods Ended December 31, 2019)

	1 Year	Since Inception 11/6/2018
A:
Return Before Taxes	18.47%	8.10%
IS:
Return Before Taxes	25.41%	13.52%
Return After Taxes on Distributions	24.63%	12.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.04%	10.07%
MSCI All Country World SMID Index [1] (reflects no deduction for fees, expenses or taxes)	25.37%	12.63%
Morningstar World Small/Mid Stock Funds Average [2] (reflects no deduction for fees, expenses or taxes)	26.29%	12.46%

1The Benchmark captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

2Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."
Federated Hermes SDG Engagement Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes SDG Engagement Equity Fund

A Portfolio of Federated Hermes Adviser Series

CLASS A SHARES (TICKER FHEQX)
INSTITUTIONAL SHARES (TICKER FHESX)

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED FEBRUARY 29, 2020

Under the heading entitled "PERFORMANCE BAR CHART AND TABLE--Average Annual Total Return Table" please delete the table and replace it with the following:

"(For the Periods Ended December 31, 2019)

	1 Year	Since Inception 11/6/2018
A:
Return Before Taxes	18.47%	8.10%
IS:
Return Before Taxes	25.41%	13.52%
Return After Taxes on Distributions	24.63%	12.91%
Return After Taxes on Distributions and Sale of Fund Shares	15.04%	10.07%
MSCI All Country World SMID Index [1] (reflects no deduction for fees, expenses or taxes)	25.37%	12.63%
Morningstar World Small/Mid Stock Funds Average [2] (reflects no deduction for fees, expenses or taxes)	26.29%	12.46%

1The Benchmark captures mid- and small-cap representation across 23 Developed Markets and 26 Emerging Markets countries. The index is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance.

2Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated. They do not reflect sales charges."